EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments
9/30/2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Advertising - 0.7%
787,891	Advantage Solutions, Inc. (a)	$2,237,610
133,625	comScore, Inc. (a)	82,032
308,686	Entravision Communications Corp. - Class A	1,126,704
262,000	Fluent, Inc. (a)	116,328
144,235	Thryv Holdings, Inc. (a)	2,707,291
		6,269,965
Aerospace & Defense - 0.2%
5,150	SIFCO Industries, Inc. (a)	18,901
36,345	V2X, Inc. (a)	1,877,583
		1,896,484
Agricultural & Farm Machinery - 0.3%
177,869	Titan International, Inc. (a)	2,388,781

Agricultural Products & Services - 0.6%
11,711	Alico, Inc.	292,307
184,884	Fresh Del Monte Produce, Inc. ADR (b)	4,777,402
		5,069,709
Air Freight & Logistics - 0.6%
204,012	Air Transport Services Group, Inc. (a)	4,257,731
125,416	Radiant Logistics, Inc. (a)	708,600
		4,966,331
Alternative Carriers - 1.2%
237,735	EchoStar Corp. - Class A (a)	3,982,061
106,875	Liberty Latin America Ltd. - Class A ADR (a)(b)	872,100
659,598	Liberty Latin America Ltd. - Class C ADR (a)(b)	5,382,320
		10,236,481
Aluminum - 0.2%
269,000	Century Aluminum Co. (a)	1,934,110

Apparel Retail - 2.6%
127,532	Abercrombie & Fitch Co. - Class A (a)	7,188,979
99,465	Caleres, Inc.	2,860,613
33,427	Cato Corp. - Class A	256,051
330,192	Chico's FAS, Inc. (a)	2,469,836
17,954	Citi Trends, Inc. (a)	398,938
167,574	Designer Brands, Inc. - Class A	2,121,487
65,750	Duluth Holdings, Inc. - Class B (a)	395,158
200,592	Foot Locker, Inc.	3,480,271
73,950	Shoe Carnival, Inc.	1,777,019
119,650	Tilly's, Inc. - Class A (a)	971,558
61,800	Zumiez, Inc. (a)	1,100,040
		23,019,950

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Apparel, Accessories & Luxury Goods - 0.7%
29,875	Delta Apparel, Inc. (a)	198,071
125,125	G-III Apparel Group Ltd. (a)	3,118,115
700	Jerash Holdings US, Inc.	2,107
9,405	Lakeland Industries, Inc.	141,733
72,525	Movado Group, Inc.	1,983,559
13,975	Superior Group of Cos., Inc.	108,726
85,500	Vera Bradley, Inc. (a)	565,155
4,539	Vince Holding Corp. (a)	7,117
		6,124,583
Application Software - 0.2%
83,256	Cleanspark, Inc. (a)	317,205
101,500	Ebix, Inc.	1,002,820
36,140	NetSol Technologies, Inc. (a)	65,775
		1,385,800
Asset Management & Custody Banks - 0.4%
6,375	Hennessy Advisors, Inc.	43,350
40,000	US Global Investors, Inc. - Class A	114,000
16,000	Virtus Investment Partners, Inc.	3,231,840
18,978	Westwood Holdings Group, Inc.	192,627
		3,581,817

Automobile Manufacturers - 0.7%
101,288	Winnebago Industries, Inc.	6,021,572

Automotive Parts & Equipment - 1.2%
434,166	American Axle & Manufacturing Holdings, Inc. (a)	3,152,045
101,325	China Automotive Systems, Inc. (a)	394,154
69,500	Kandi Technologies Group, Inc. (a)	240,470
86,453	Patrick Industries, Inc.	6,489,163
3,850	Strattec Security Corp. (a)	88,935
		10,364,767
Automotive Retail - 0.5%
23,108	Lazydays Holdings, Inc. (a)	175,621
54,075	OneWater Marine, Inc. - Class A (a)	1,385,402
49,125	RumbleON, Inc. - Class B (a)(c)	301,136
58,945	Sonic Automotive, Inc. - Class A	2,815,213
		4,677,372
Biotechnology - 0.9%
43,910	Carisma Therapeutics, Inc. (c)	185,739
54,172	Emergent BioSolutions, Inc. (a)	184,185
110,310	iTeos Therapeutics, Inc. (a)	1,207,895
107,800	Ovid therapeutics, Inc. (a)	413,952
169,279	Vanda Pharmaceuticals, Inc. (a)	731,285
385,135	Vir Biotechnology, Inc. (a)	3,608,715
54,200	XBiotech, Inc. ADR (a)(b)	223,304

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Biotechnology - 0.9% (continued)
248,755	Zymeworks, Inc. (a)(c)	1,577,107
		8,132,182
Broadcasting - 0.6%
182,302	E.W. Scripps Co. - Class A (a)	999,015
16,100	Saga Communications, Inc. - Class A	345,506
46,100	Salem Media Group, Inc. (a)	27,199
219,699	Sinclair, Inc.	2,465,023
54,112	Townsquare Media, Inc. - Class A	471,857
112,250	Urban One, Inc. (a)	564,617
		4,873,217

Building Products - 1.7%
63,000	American Woodmark Corp. (a)	4,763,430
75,237	AZZ, Inc.	3,429,303
247,128	JELD-WEN Holding, Inc. (a)	3,301,630
106,326	Quanex Building Products Corp.	2,995,203
		14,489,566
Cargo Ground Transportation - 1.5%
64,533	ArcBest Corp.	6,559,779
83,925	Covenant Logistics Group, Inc.	3,680,111
110,525	Daseke, Inc. (a)	566,993
42,750	P.A.M. Transportation Services, Inc. (a)	921,263
69,522	Universal Logistics Holdings, Inc.	1,750,564
		13,478,710
Casinos & Gaming - 0.3%
117,942	Bally's Corp. (a)	1,546,220
56,325	Century Casinos, Inc. (a)	288,947
23,668	Golden Entertainment, Inc.	808,972
		2,644,139
Coal & Consumable Fuels - 1.3%
78,568	CONSOL Energy, Inc.	8,242,569
164,525	Hallador Energy Co. (a)	2,372,451
25,875	NACCO Industries, Inc. - Class A	907,436
		11,522,456
Commercial & Residential Mortgage Finance - 2.0%
23,798	Federal Agricultural Mortgage Corp. - Class C	3,672,031
200,000	Guild Holdings Co. - Class A	2,194,000
109,987	loanDepot, Inc. - Class A (a)	189,178
118,814	Merchants Bancorp	3,293,524
205,583	NMI Holdings, Inc. - Class A (a)	5,569,243
31,820	Ocwen Financial Corp. (a)	823,502

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Commercial & Residential Mortgage Finance - 2.0% (continued)
35,313	Security National Financial Corp. - Class A (a)	276,854
102,975	Velocity Financial, Inc. (a)	1,163,618
55,000	Waterstone Financial, Inc.	602,250
		17,784,200
Commercial Printing - 0.4%
139,800	Deluxe Corp.	2,640,822
207,132	Quad/Graphics, Inc. (a)	1,041,874
		3,682,696
Commodity Chemicals - 2.0%
111,550	AdvanSix, Inc.	3,466,974
27,125	Core Molding Technologies, Inc. (a)	772,791
70,500	Koppers Holdings, Inc.	2,788,275
338,318	Kronos Worldwide, Inc.	2,621,965
166,060	Mativ Holdings, Inc.	2,368,016
415,153	Tronox Holdings PLC ADR (b)	5,579,656
		17,597,677
Communications Equipment - 0.7%
64,269	Comtech Telecommunications Corp.	562,354
20,810	KVH Industries, Inc. (a)	106,131
181,638	NetScout Systems, Inc. (a)	5,089,497
80,247	Network-1 Technologies, Inc.	187,778
		5,945,760
Construction & Engineering - 0.8%
225,625	Concrete Pumping Holdings, Inc. (a)	1,935,863
152,957	Eneti, Inc. ADR (b)	1,541,807
6,575	Limbach Holdings, Inc. (a)	208,625
32,685	Northwest Pipe Co. (a)	986,106
185,222	Orion Group Holdings, Inc. (a)	992,790
169,792	Tutor Perini Corp. (a)	1,329,471
		6,994,662
Construction Machinery & Heavy Transportation Equipment - 0.8%
105,818	Greenbrier Cos., Inc.	4,232,720
124,845	Manitowoc Co., Inc. (a)	1,878,917
73,502	REV Group, Inc.	1,176,032
		7,287,669
Consumer Electronics - 0.3%
480,750	GoPro, Inc. - Class A (a)	1,509,555
4,861	Koss Corp. (a)	14,632
32,084	Universal Electronics, Inc. (a)	290,360
55,789	VOXX International Corp. (a)	445,196
		2,259,743

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Consumer Finance - 3.6%
12,892	Atlanticus Holdings Corp. (a)	390,757
122,229	Bread Financial Holdings, Inc.	4,180,232
105,675	Consumer Portfolio Services, Inc. (a)	958,472
63,020	Encore Capital Group, Inc. (a)	3,009,835
92,682	Enova International, Inc. (a)	4,714,733
240,625	EZCORP, Inc. - Class A (a)	1,985,156
130,740	Green Dot Corp. - Class A (a)	1,821,208
264,723	LendingClub Corp. (a)	1,614,810
26,365	LendingTree, Inc. (a)	408,658
296,250	Navient Corp.	5,101,425
21,375	Nicholas Financial, Inc. ADR (a)(b)	103,455
82,018	Oportun Financial Corp. (a)	592,170
123,504	PROG Holdings, Inc. (a)	4,101,568
31,100	Regional Management Corp.	860,848
11,650	World Acceptance Corp. (a)	1,480,249
		31,323,576
Data Processing & Outsourced Services - 0.2%
443,202	Conduent, Inc. (a)	1,542,343
95,625	StarTek, Inc. (a)	310,781
		1,853,124
Distributors - 0.1%
2,075	AMCON Distributing Co.	427,450
24,000	Weyco Group, Inc.	608,400
		1,035,850
Diversified Banks - 0.1%
18,525	Bank of N.T. Butterfield & Son Ltd. ADR (b)	501,657

Diversified Financial Services - 0.0% (d)
21,634	Alerus Financial Corp.	393,306

Diversified Support Services - 0.6%
71,262	Civeo Corp. ADR (b)	1,477,261
95,782	Matthews International Corp. - Class A	3,726,878
		5,204,139
Education Services - 1.2%
275,975	Chegg, Inc. (a)	2,461,697
154,000	Lincoln Educational Services Corp. (a)	1,301,300
265,950	Perdoceo Education Corp.	4,547,745
8,679	Strategic Education, Inc.	653,095
158,850	Universal Technical Institute, Inc. (a)	1,331,163
		10,295,000

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Electrical Components & Equipment - 0.3%
229,875	CBAK Energy Technology, Inc. (a)	188,268
3,850	LSI Industries, Inc.	61,138
11,225	Preformed Line Products Co.	1,824,961
1,500	Servotronics, Inc. (a)	16,515
26,625	Ultralife Corp. (a)	259,860
		2,350,742
Electronic Components - 0.1%
15,624	Bel Fuse, Inc. - Class B	745,577

Electronic Equipment & Instruments - 0.1%
84,272	Daktronics, Inc. (a)	751,706

Electronic Manufacturing Services - 0.8%
42,674	Benchmark Electronics, Inc.	1,035,271
29,359	Kimball Electronics, Inc. (a)	803,850
403,734	TTM Technologies, Inc. (a)	5,200,094
		7,039,215
Environmental & Facilities Services - 0.4%
199,800	BrightView Holdings, Inc. (a)	1,548,450
242,291	Enviri Corp. (a)	1,749,341
		3,297,791
Fertilizers & Agricultural Chemicals - 0.2%
83,049	American Vanguard Corp.	907,726
26,890	Intrepid Potash, Inc. (a)	676,552
		1,584,278
Food Distributors - 1.3%
123,738	Andersons, Inc.	6,373,744
125,907	SpartanNash Co.	2,769,954
185,600	United Natural Foods, Inc. (a)	2,624,384
		11,768,082
Food Retail - 1.3%
66,695	Ingles Markets, Inc. - Class A	5,024,134
55,725	Natural Grocers by Vitamin Cottage, Inc. - Class C	719,410
42,409	Village Super Market, Inc. - Class A	960,140
71,225	Weis Markets, Inc.	4,487,175
		11,190,859
Footwear - 0.0% (d)
5,399	Rocky Brands, Inc.	79,365

Gold - 0.1%
40,834	Caledonia Mining Corp. PLC ADR (b)(c)	402,623

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Health Care Distributors - 0.9%
422,647	AdaptHealth Corp. (a)	3,846,088
2,725	Great Elm Group, Inc. (a)	5,831
250,212	Owens & Minor, Inc. (a)	4,043,426
		7,895,345
Health Care Equipment - 0.0% (d)
11,025	FONAR Corp. (a)	169,785

Health Care Services - 0.6%
9,000	American Shared Hospital Services (a)	22,230
95,323	Cross Country Healthcare, Inc. (a)	2,363,057
91,918	Fulgent Genetics, Inc. (a)	2,457,888
		4,843,175
Health Care Supplies - 0.3%
149,361	Avanos Medical, Inc. (a)	3,020,079

Health Care Technology - 0.1%
30,275	CareCloud, Inc. (a)	34,816
430,890	Multiplan Corp. (a)	723,895
		758,711
Home Furnishings - 0.9%
19,219	Bassett Furniture Industries, Inc.	281,558
46,600	Ethan Allen Interiors, Inc.	1,393,340
16,600	Flexsteel Industries, Inc.	344,616
31,052	Hooker Furnishings Corp.	603,962
150,264	La-Z-Boy, Inc.	4,640,152
13,525	Live Ventures, Inc. (a)	382,622
		7,646,250
Homebuilding - 1.5%
120,342	Beazer Homes USA, Inc. (a)	2,997,719
21,715	Hovnanian Enterprises, Inc. - Class A (a)	2,207,547
109,328	Landsea Homes Corp. (a)	982,859
32,063	Legacy Housing Corp. (a)	622,343
74,987	M/I Homes, Inc. (a)	6,301,907
		13,112,375
Homefurnishing Retail - 0.4%
128,250	Aaron's Co., Inc.	1,342,777
60,534	Haverty Furniture Cos., Inc.	1,742,169
		3,084,946
Hotels, Resorts & Cruise Lines - 0.2%
53,828	Bluegreen Vacations Holding Corp.	1,974,411

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Human Resource & Employment Services - 0.6%
56,525	Asure Software, Inc. (a)	534,727
50,645	Heidrick & Struggles International, Inc.	1,267,138
122,439	Kelly Services, Inc. - Class A	2,227,165
95,375	TrueBlue, Inc. (a)	1,399,151
		5,428,181
Industrial Machinery & Supplies & Components - 0.4%
13,154	Eastern Co.	238,745
20,622	Hurco Cos., Inc.	462,551
8,568	L.S. Starrett Co. - Class A (a)	92,106
64,544	Mayville Engineering Co., Inc. (a)	708,048
133,225	NN, Inc. (a)	247,798
8,150	Park-Ohio Holdings Corp.	162,267
66,973	Proto Labs, Inc. (a)	1,768,087
		3,679,602
Insurance Brokers - 0.0% (d)
6,675	Crawford & Co. - Class A	62,344
101	Crawford & Co. - Class B	866
16,600	GoHealth, Inc. - Class A (a)	240,534
		303,744
Integrated Telecommunication Services - 0.3%
57,341	ATN International, Inc.	1,809,682
351,854	Consolidated Communications Holdings, Inc. (a)	1,203,341
		3,013,023
Interactive Media & Services - 0.0% (d)
3,842	DHI Group, Inc. (a)	11,757

Investment Banking & Brokerage - 0.4%
37,375	Greenhill & Co., Inc.	553,150
31,319	Oppenheimer Holdings, Inc. - Class A	1,199,831
21,530	StoneX Group, Inc. (a)	2,086,687
		3,839,668
IT Consulting & Other Services - 0.0% (d)
20,250	WidePoint Corp. (a)	34,830
Leisure Products - 1.0%
17,000	American Outdoor Brands, Inc. (a)	166,260
95,325	AMMO, Inc. (a)	192,557
40,625	JAKKS Pacific, Inc. (a)	755,219
169,643	Latham Group, Inc. (a)	475,000
57,910	MasterCraft Boat Holdings, Inc. (a)	1,286,760
54,855	Smith & Wesson Brands, Inc.	708,178
163,679	Vista Outdoor, Inc. (a)	5,421,048
		9,005,022

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Life & Health Insurance - 0.4%
102,665	Citizens, Inc. (a)(b)	292,595
7,949	National Western Life Group, Inc. - Class A	3,477,608
		3,770,203
Marine Transportation - 1.7%
353,209	Costamare, Inc. ADR (b)	3,397,871
34,286	Eagle Bulk Shipping, Inc. ADR (b)(c)	1,441,041
189,550	Genco Shipping & Trading Ltd. ADR (b)	2,651,804
552,384	Golden Ocean Group Ltd. ADR (b)	4,352,786
251,050	Pangaea Logistics Solutions Ltd. ADR (b)(c)	1,476,174
385,200	Safe Bulkers, Inc. ADR (b)	1,248,048
		14,567,724
Movies & Entertainment - 0.6%
119,350	Marcus Corp.	1,849,925
100,541	Sphere Entertainment Co. (a)	3,736,104
		5,586,029
Multi-line Insurance - 0.3%
1,204	Atlantic American Corp.	2,336
97,332	Horace Mann Educators Corp.	2,859,614
		2,861,950
Office Services & Supplies - 0.7%
250,050	ACCO Brands Corp.	1,435,287
188,950	ARC Document Solutions, Inc.	600,861
1,500	CompX International, Inc.	27,885
115,300	NL Industries, Inc.	547,675
325,897	Steelcase, Inc. - Class A	3,640,269
		6,251,977
Oil & Gas Drilling - 0.1%
8,893	Nabors Industries Ltd. ADR (a)(b)	1,095,084

Oil & Gas Equipment & Services - 3.4%
372,646	Archrock, Inc.	4,695,340
27,828	Bristow Group, Inc. (a)	783,915
43,612	DMC Global, Inc. (a)	1,067,186
6,475	Energy Services of America Corp.	26,191
7,375	Forum Energy Technologies, Inc. (a)	177,147
484,128	Helix Energy Solutions Group, Inc. (a)	5,407,710
27,828	Mammoth Energy Services, Inc. (a)	129,122
66,050	Natural Gas Services Group, Inc. (a)	961,688
14,375	NCS Multistage Holdings, Inc. (a)	226,262
135,850	Newpark Resources, Inc. (a)	938,723
262,834	Oil States International, Inc. (a)	2,199,921
390,977	ProPetro Holding Corp. (a)	4,156,085
68,953	Ranger Energy Services, Inc.	977,754

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Oil & Gas Equipment & Services - 3.4% (continued)
298,020	RPC, Inc.	2,664,299
82,339	SEACOR Marine Holdings, Inc. (a)	1,142,865
106,875	Smart Sand, Inc. (a)	247,950
277,500	US Silica Holdings, Inc. (a)	3,896,100
		29,698,258
Oil & Gas Exploration & Production - 3.8%
109,885	Amplify Energy Corp. (a)	807,655
37,375	Barnwell Industries, Inc.	98,483
993	Battalion Oil Corp. (a)	6,137
287,467	Berry Corp.	2,357,229
464,483	Crescent Energy Co. - Class A	5,871,065
64,125	Epsilon Energy Ltd. ADR (c)	338,580
53,502	Gulfport Energy Corp. (a)	6,348,547
44,675	PEDEVCO Corp. (a)	45,122
95,475	PHX Minerals, Inc.	347,529
1,925	PrimeEnergy Resources Corp. (a)	223,281
22,075	Riley Exploration Permian, Inc.	701,764
279,775	Ring Energy, Inc. (a)	545,561
172,093	SandRidge Energy, Inc.	2,694,976
69,464	SilverBow Resources, Inc. (a)	2,484,727
401,105	Talos Energy, Inc. (a)	6,594,166
16,000	US Energy Corp.	21,600
305,571	VAALCO Energy, Inc.	1,341,457
48,125	Vital Energy, Inc. (a)	2,667,088
		33,494,967

Oil & Gas Refining & Marketing - 2.4%
13,775	Adams Resources & Energy, Inc.	464,079
236,767	Delek US Holdings, Inc.	6,726,550
186,095	Par Pacific Holdings, Inc. (a)	6,688,254
53,534	REX American Resources Corp. (a)	2,179,904
228,156	World Kinect Corp.	5,117,539
		21,176,326
Oil & Gas Storage & Transportation - 3.8%
153,991	Ardmore Shipping Corp. ADR (b)	2,003,423
516,297	DHT Holdings, Inc. ADR (b)	5,317,859
158,279	Dorian LPG Ltd. ADR (b)	4,547,356
265,640	Golar LNG Ltd. ADR (b)	6,444,426
311,166	Overseas Shipholding Group, Inc. - Class A (a)	1,366,019
519,562	SFL Corp. Ltd. ADR (b)	5,793,116
502,625	Teekay Corp. ADR (a)(b)	3,101,196

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Oil & Gas Storage & Transportation - 3.8% (continued)
117,287	Teekay Tankers Ltd. - Class A ADR (b)	4,882,658
		33,456,053
Other Specialty Retail - 1.3%
85,500	Big 5 Sporting Goods Corp. (c)	599,355
33,625	Hibbett, Inc.	1,597,524
75,225	MarineMax, Inc. (a)	2,468,885
137,553	ODP Corp. (a)	6,348,071
89,462	Sportsman's Warehouse Holdings, Inc. (a)	401,684
		11,415,519
Packaged Foods & Meats - 0.5%
321,959	Dole PLC ADR (b)	3,728,285
11,416	Seneca Foods Corp. - Class A (a)	614,523
21,375	Whole Earth Brands, Inc. (a)	76,950
		4,419,758
Paper & Plastic Packaging Products & Materials - 0.4%
397,588	Pactiv Evergreen, Inc.	3,232,390

Paper Products - 0.6%
79,175	Clearwater Paper Corp. (a)	2,870,094
80,125	Glatfelter Corp. (a)	160,250
208,450	Mercer International, Inc.	1,788,501
		4,818,845
Passenger Airlines - 1.4%
64,725	Allegiant Travel Co.	4,974,763
164,274	SkyWest, Inc. (a)	6,889,652
		11,864,415
Personal Care Products - 0.1%
64,125	Lifevantage Corp.	413,606
4,750	Mannatech, Inc.	49,163
17,925	Natural Alternatives International, Inc. (a)	116,333
5,825	Nature's Sunshine Products, Inc. (a)	96,520
		675,622
Pharmaceuticals - 0.4%
319,843	Assertio Holdings, Inc. (a)	818,798
210,115	Innoviva, Inc. (a)	2,729,394
3,125	ProPhase Labs, Inc. (a)(c)	13,656
		3,561,848
Property & Casualty Insurance - 2.3%
128,250	Ambac Financial Group, Inc. (a)	1,546,695
88,444	Argo Group International Holdings Ltd. ADR (b)	2,639,169
93,600	Donegal Group, Inc. - Class A	1,334,268
22,314	Employers Holdings, Inc.	891,444
9,625	Hallmark Financial Services, Inc. (a)	18,961

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Property & Casualty Insurance - 2.3% (continued)
81,411	Heritage Insurance Holdings, Inc. (a)	528,357
3,850	Investors Title Co.	570,147
83,682	James River Group Holdings Ltd. ADR (b)	1,284,519
106,375	Mercury General Corp.	2,981,691
63,439	Stewart Information Services Corp.	2,778,628
131,200	Tiptree, Inc.	2,198,912
52,683	United Fire Group, Inc.	1,040,489
138,032	Universal Insurance Holdings, Inc.	1,935,209
		19,748,489
Publishing - 0.7%
656,973	Gannett Co., Inc. (a)	1,609,584
129,475	Scholastic Corp.	4,938,176
		6,547,760
Real Estate Development - 0.6%
31,900	AMREP Corp. (a)	536,638
169,827	Forestar Group, Inc. (a)	4,575,139
		5,111,777
Real Estate Services - 0.7%
289,468	Anywhere Real Estate, Inc. (a)	1,861,279
551,904	Newmark Group, Inc. - Class A	3,548,743
42,613	REX Holdings, Inc. - Class A	551,412
		5,961,434
Regional Banks - 21.9%
62,800	1st Source Corp.	2,643,252
35,150	ACNB Corp.	1,111,092
92,430	Amalgamated Financial Corp.	1,591,645
27,578	Amerant Bancorp, Inc.	480,960
33,125	American National Bankshares, Inc.	1,256,762
70,500	AmeriServ Financial, Inc.	186,825
8,500	Ames National Corp.	141,015
22,727	Arrow Financial Corp.	386,816
7,874	Auburn National BanCorp, Inc.	170,078
74,030	Banc of California, Inc.	916,491
8,600	Bank of Marin Bancorp	157,208
14,875	Bank of the James Financial Group, Inc.	152,469
24,600	Bank7 Corp.	553,746
148,721	BankUnited, Inc.	3,375,967
14,875	Bankwell Financial Group, Inc.	361,016
70,578	Banner Corp.	2,991,096
32,666	Bar Harbor Bankshares	771,898
24,623	BayCom Corp.	473,008
54,400	BCB Bancorp, Inc.	606,016
102,304	Berkshire Hills Bancorp, Inc.	2,051,195

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Regional Banks - 21.9% (continued)
45,171	Blue Ridge Bankshares, Inc.	204,173
8,139	Bridgewater Bancshares, Inc. (a)	77,158
212,033	Brookline Bancorp, Inc.	1,931,621
37,375	Business First Bancshares, Inc.	701,155
98,081	Byline Bancorp, Inc.	1,933,177
10,127	C&F Financial Corp.	542,807
5,399	California BanCorp (a)	108,520
16,618	Cambridge Bancorp	1,035,135
18,613	Camden National Corp.	525,259
69,150	Capital Bancorp, Inc.	1,322,839
29,375	Capital City Bank Group, Inc.	876,256
304,838	Capitol Federal Financial, Inc.	1,454,077
66,005	Carter Bankshares, Inc. (a)	827,043
24,400	CB Financial Services, Inc.	528,992
64,125	Central Pacific Financial Corp.	1,069,605
34,235	Central Valley Community Bancorp	483,056
2,125	CF Bankshares, Inc.	35,955
15,797	Chemung Financial Corp. (c)	625,719
20,250	ChoiceOne Financial Services, Inc.	397,710
43,250	Citizens Community Bancorp, Inc.	415,200
1,447	Citizens Financial Services, Inc.	69,340
3,525	Citizens Holding Co.	36,695
37,196	Civista Bancshares, Inc.	576,538
51,250	CNB Financial Corp.	928,138
40,596	Codorus Valley Bancorp, Inc.	756,709
26,625	Colony Bankcorp, Inc.	266,117
48,025	Community Trust Bancorp, Inc.	1,645,337
30,821	Community West Bancshares	400,365
52,395	ConnectOne Bancorp, Inc.	934,203
135,950	CrossFirst Bankshares, Inc. (a)	1,371,735
16,192	Customers Bancorp, Inc. (a)	557,814
55,040	Dime Community Bancshares, Inc.	1,098,598
17,000	Eagle Bancorp Montana, Inc.	200,940
43,025	Enterprise Bancorp, Inc.	1,178,024
87,938	Enterprise Financial Services Corp.	3,297,675
63,425	Equity Bancshares, Inc. - Class A	1,526,640
35,350	ESSA Bancorp, Inc. (c)	530,603
3,204	Evans Bancorp, Inc.	85,867
66,831	Farmers National Banc Corp.	772,566
115,949	FB Financial Corp.	3,288,314
49,425	Financial Institutions, Inc.	831,823
16,000	Finwise Bancorp (a)	138,240
5,250	First Bancorp, Inc.	123,375

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Regional Banks - 21.9% (continued)
27,086	First Bancorp/Southern Pines NC	762,200
69,160	First Bancshares, Inc.	1,865,245
62,717	First Bank	676,089
142,150	First Busey Corp.	2,732,123
34,758	First Business Financial Services, Inc.	1,043,088
10,625	First Capital, Inc.	285,812
155,000	First Commonwealth Financial Corp.	1,892,550
21,975	First Community Bankshares, Inc.	647,164
27,550	First Community Corp.	475,789
160,375	First Financial Bancorp	3,143,350
34,277	First Financial Corp.	1,158,905
22,075	First Financial Northwest, Inc.	280,794
39,040	First Foundation, Inc.	237,363
31,713	First Guaranty Bancshares, Inc.	348,843
111,819	First Merchants Corp.	3,110,805
44,775	First Mid Bancshares, Inc.	1,189,224
10,125	First National Corp.	180,630
12,850	First Northwest Bancorp	157,669
43,066	First of Long Island Corp.	495,690
25,225	First Savings Financial Group, Inc.	377,114
13,600	First United Corp.	220,660
5,250	First US Bancshares, Inc.	44,888
19,001	First Western Financial, Inc. (a)	344,868
95,773	FNCB Bancorp, Inc.	569,849
23,500	Franklin Financial Services Corp.	669,750
25,666	FS Bancorp, Inc.	757,147
40,500	FVCBankcorp, Inc. (a)	518,805
19,606	Great Southern Bancorp, Inc.	939,520
18,330	Guaranty Bancshares, Inc.	525,888
54,119	Hanmi Financial Corp.	878,351
58,317	HarborOne Bancorp, Inc.	555,178
20,359	Hawthorn Bancshares, Inc.	330,834
78,857	Heartland Financial USA, Inc.	2,320,762
111,831	Heritage Commerce Corp.	947,209
83,845	Heritage Financial Corp.	1,367,512
24,000	HMN Financial, Inc.	459,120
22,472	Home Bancorp, Inc.	716,183
16,900	HomeTrust Bancshares, Inc.	366,223
199,751	Hope Bancorp, Inc.	1,767,796
51,050	Horizon Bancorp, Inc.	545,214
70,000	Independent Bank Corp.	1,283,800
94,213	Independent Bank Group, Inc.	3,726,124
38,500	Investar Holding Corp.	407,715

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Regional Banks - 21.9% (continued)
124,579	Kearny Financial Corp.	863,332
93,191	Lakeland Bancorp, Inc.	1,176,070
9,698	Landmark Bancorp, Inc.	176,504
41,525	LCNB Corp.	592,562
169,836	Luther Burbank Corp.	1,426,622
9,625	Macatawa Bank Corp.	86,240
31,040	MainStreet Bancshares, Inc.	637,562
39,197	Mercantile Bank Corp.	1,211,579
37,637	Metrocity Bankshares, Inc.	740,696
26,497	Mid Penn Bancorp, Inc.	533,385
14,175	Middlefield Banc Corp. (c)	360,187
54,583	Midland States Bancorp, Inc.	1,121,135
44,775	MidWestOne Financial Group, Inc.	910,276
28,545	Nicolet Bankshares, Inc. (a)	1,991,870
17,925	Northeast Bank	790,493
45,579	Northeast Community Bancorp, Inc.	672,746
116,881	Northfield Bancorp, Inc.	1,104,525
15,573	Northrim BanCorp, Inc.	617,002
349,910	Northwest Bancshares, Inc.	3,579,579
28,470	Oak Valley Bancorp (c)	714,028
170,496	OceanFirst Financial Corp.	2,467,077
97,250	OFG Bancorp ADR (b)	2,903,885
6,375	Ohio Valley Banc Corp.	155,869
13,675	Old Point Financial Corp.	249,706
85,564	Old Second Bancorp, Inc.	1,164,526
37,375	OP Bancorp	341,981
55,951	Origin Bancorp, Inc.	1,615,305
18,789	Orrstown Financial Services, Inc.	394,757
39,459	Parke Bancorp, Inc.	642,787
73,184	Pathward Financial, Inc.	3,373,051
6,875	Patriot National Bancorp, Inc. (a)	48,950
38,800	PCB Bancorp	599,460
43,712	Peapack-Gladstone Financial Corp.	1,121,213
20,450	Penns Woods Bancorp, Inc.	431,086
113,340	Peoples Bancorp, Inc.	2,876,569
22,787	Peoples Bancorp of North Carolina, Inc.	512,252
22,575	Peoples Financial Services Corp.	905,258
42,750	Pioneer Bancorp, Inc. (a)	365,085
2,125	Plumas Bancorp	72,548
14,575	Ponce Financial Group, Inc. (a)	113,976
34,705	Preferred Bank/Los Angeles CA	2,160,386
40,724	Primis Financial Corp.	331,901
24,000	Princeton Bancorp, Inc.	695,760

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Regional Banks - 21.9% (continued)
29,875	Provident Bancorp, Inc. (a)	289,489
19,360	Provident Financial Holdings, Inc.	253,422
178,213	Provident Financial Services, Inc.	2,724,877
47,683	QCR Holdings, Inc.	2,313,579
39,478	RBB Bancorp	504,529
1,350	Red River Bancshares, Inc.	62,046
164,767	Renasant Corp.	4,315,248
47,493	Republic Bancorp, Inc. - Class A	2,092,067
37,375	Rhinebeck Bancorp, Inc. (a)	254,524
66,728	Riverview Bancorp, Inc.	371,008
114,886	S&T Bancorp, Inc.	3,111,113
83,473	Sandy Spring Bancorp, Inc.	1,788,826
28,228	SB Financial Group, Inc.	387,288
109,609	Shore Bancshares, Inc.	1,153,087
55,841	Sierra Bancorp	1,058,745
50,158	SmartFinancial, Inc. (c)	1,071,876
10,825	Sound Financial Bancorp, Inc.	397,927
80,125	South Plains Financial, Inc.	2,118,505
11,025	Southern First Bancshares, Inc. (a)	297,013
15,132	Southern Missouri Bancorp, Inc.	585,457
5,406	Southern States Bancshares, Inc. (c)	122,122
27,156	Southside Bancshares, Inc.	779,377
41,473	Stellar Bancorp, Inc.	884,204
149,582	Sterling Bancorp, Inc. (a)	873,559
47,100	Summit Financial Group, Inc.	1,061,634
19,217	Summit State Bank	316,504
21,275	Third Coast Bancshares, Inc. (a)	363,802
39,225	Timberland Bancorp, Inc.	1,062,997
165,600	Towne Bank/Portsmouth VA	3,797,208
18,075	TriCo Bancshares	578,942
53,229	TrustCo Bank Corp. NY	1,452,619
119,187	Trustmark Corp.	2,589,934
400	Union Bankshares, Inc.	8,960
1,509	United Bancorp, Inc.	17,429
36,775	United Security Bancshares	273,606
25,046	Unity Bancorp, Inc.	586,828
55,256	Univest Financial Corp.	960,349
125,675	Veritex Holdings, Inc.	2,255,866
1,687	Virginia National Bankshares Corp.	51,200
161,636	WaFd, Inc.	4,141,114
33,478	Washington Trust Bancorp, Inc.	881,476

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Regional Banks - 21.9% (continued)
137,928	WesBanco, Inc.	3,368,202
59,115	Western New England Bancorp, Inc.	383,656
		192,225,506
Reinsurance - 0.6%
480,914	SiriusPoint Ltd. ADR (a)(b)	4,890,895

Research & Consulting Services - 0.3%
143,500	Mistras Group, Inc. (a)	782,075
117,485	Resources Connection, Inc.	1,751,701
		2,533,776
Restaurants - 0.5%
14,975	Ark Restaurants Corp.	230,316
7,075	Biglari Holdings, Inc. - Class B (a)	1,174,450
179,725	Carrols Restaurant Group, Inc. (a)(c)	1,184,388
123,932	El Pollo Loco Holdings, Inc.	1,109,191
10,625	Flanigan's Enterprises, Inc.	350,625
28,350	Good Times Restaurants, Inc. (a)	86,184
		4,135,154
Semiconductor Materials & Equipment - 0.5%
133,527	AXT, Inc. (a)	320,465
197,384	Photronics, Inc. (a)	3,989,130
25,625	Trio-Tech International (a)	179,375
		4,488,970
Semiconductors - 0.4%
85,405	Alpha & Omega Semiconductor Ltd. ADR (a)(b)	2,548,485
160,375	Magnachip Semiconductor Corp. (a)	1,332,716
		3,881,201
Specialized Finance - 0.6%
145,150	Acacia Research Corp. (a)	529,798
67,375	A-Mark Precious Metals, Inc.	1,976,109
103,049	Banco Latinoamericano de Comercio Exterior S.A. ADR (b)	2,184,639
42,345	SWK Holdings Corp. (a)	666,934
		5,357,480
Specialty Chemicals - 0.4%
164,706	FutureFuel Corp.	1,180,942
217,402	Rayonier Advanced Materials, Inc. (a)	769,603
98,611	Valhi, Inc.	1,307,582
		3,258,127
Steel - 2.9%
31,748	Ascent Industries Co. (a)	281,605
26,025	Friedman Industries, Inc.	348,735
42,889	Olympic Steel, Inc.	2,410,791

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
Steel - 2.9% (continued)
85,400	Ramaco Resources, Inc. - Class A	938,546
16,936	Ramaco Resources, Inc. - Class B	202,046
142,950	Ryerson Holding Corp.	4,158,416
94,125	Schnitzer Steel Industries, Inc. - Class A	2,621,381
342,250	SunCoke Energy, Inc.	3,473,838
196,637	TimkenSteel Corp. (a)	4,270,956
10,625	Universal Stainless & Alloy Products, Inc. (a)	139,294
130,880	Warrior Met Coal, Inc.	6,685,350
		25,530,958
Systems Software - 0.5%
373,466	Adeia, Inc.	3,988,617

Technology Distributors - 0.0% (d)
14,065	ScanSource, Inc. (a)	426,310

Textiles - 0.0% (d)
32,050	Crown Crafts, Inc.	150,956
27,150	Unifi, Inc. (a)	192,765
		343,721
Trading Companies & Distributors - 2.1%
33,391	BlueLinx Holdings, Inc. (a)	2,741,067
33,625	Hudson Technologies, Inc. (a)	447,213
70,840	MRC Global, Inc. (a)	726,110
157,837	Textainer Group Holdings Ltd. ADR (b)	5,879,428
98,375	Titan Machinery, Inc. (a)	2,614,808
31,315	Veritiv Corp.	5,289,104
18,759	Willis Lease Finance Corp. (a)	793,506
		18,491,236
Transaction & Payment Processing Services - 0.0% (d)
32,000	BM Technologies, Inc. (a)(c)	64,000

Wireless Telecommunication Services - 1.5%
331,488	Telephone and Data Systems, Inc.	6,069,545
158,610	Tingo Group, Inc. (a)(c)	162,575
160,139	United States Cellular Corp. (a)(c)	6,881,173
		13,113,293
	TOTAL COMMON STOCKS (Cost $765,031,826)	874,313,865

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 0.0% (d)
10,725	Logan Ridge Finance Corp.	221,686
	TOTAL INVESTMENT COMPANIES (Cost $258,204)	221,686

PREFERRED STOCKS - 0.0% (d)
Air Freight & Logistics - 0.0% (d)
529	Air T Funding (e)	10,421
	TOTAL PREFERRED STOCKS (Cost $11,003)	10,421

REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mortgage - 0.1%
43,250	AFC Gamma, Inc.	507,755

Real Estate Operating Companies - 0.0% (d)
1,400	Transcontinental Realty Investors, Inc. (a)	42,868
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $728,100)	550,623

RIGHTS - 0.0% (d)
3,750	Pineapple Holdings, Inc. CVR (a)(e)	0
236,000	Resolute Forest Products CVR (a)(e)	68,440
	TOTAL RIGHTS (Cost $0)	68,440

WARRANTS - 0.0% (d)
5,200	Nabors Industries Ltd. (a)(b)	76,440
	TOTAL WARRANTS (Cost $0)	76,440

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.6%
5,672,554	First American Government Obligations Fund - Class X, 5.26% (f)	5,672,554
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,672,554)	5,672,554

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
1,279,025	First American Government Obligations Fund - Class X, 5.26% (f)	1,279,025
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,279,025)	1,279,025

	TOTAL INVESTMENTS (Cost $772,980,712) - 100.6%	$882,193,054
	Other Liabilities in Excess of Assets - (0.6%)	(4,949,060)
	TOTAL NET ASSETS - 100.0%	$877,243,994

EA BRIDGEWAY OMNI SMALL-CAP VALUE ETF
Schedule of Investments (Continued)
9/30/2023 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
CVR - Contingent Value Right
PLC - Public Limited Company

(a)Non-income producing security.
(b)Foreign issued security.
(c)This security or a portion of this security was out on loan as of September 30, 2023. Total loaned securities had a market value of $5,455,011 as of September 30, 2023.
(d)Represents less than 0.05% of net assets.
(e)Value determined using significant unobservable inputs.
(f)Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for Nasdaq securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2023, the Fund held securities valued by the valuation designee.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of each Fund’s investments as of September 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets*
Common Stocks	$874,313,865	$-	$-	$874,313,865
Investment Companies	221,686	-	-	221,686
Preferred Stocks	10,421	-	-	10,421
Real Estate Investment Trusts	550,623	-	-	550,623
Rights	—	-	68,440	68,440
Warrants	76,440	-	-	76,440
Investments Purchased with Proceeds from Securities Lending	5,672,554	-	-	5,672,554
Short Term Investments	1,279,025	-	-	1,279,025
Total Investments in Securities	$882,124,614	$-	$68,440	$882,193,054
* For further detail on each asset class, see the Schedule of Investments
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Rights
Value, Beginning of Year	$68,440
Purchases	—
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Return of Capital	—
Change in Unrealized Appreciation (Depreciation)	—
Transfers In/(Out) of Level 3	—
Value, End of Year	$68,440